TAXES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Income Tax Disclosure [Abstract]
Current	$ 751,068	¥ 117,767,517	¥ 156,791,073	¥ 159,658,082
Deferred	322,636	50,589,351	(37,441,597)	5,198,043
Total	$ 1,073,704	¥ 168,356,868	¥ 119,349,476	¥ 164,856,125